SCHEDULE OF CHANGES IN DISCOUNTED FUTURE NET CASH FLOWS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Supplemental Information On Oil And Gas Operations
Standardized measure of discounted future net cash flows at the beginning of the year	$ 55,080,000	$ 144,729,000
Extensions, discoveries and improved recovery, less related costs
Sales of minerals in place
Purchase of minerals in place
Revisions of previous quantity estimates	(25,208,000)	(103,529,000)
Net changes in prices and production costs	(4,323,000)	(52,170,000)
Accretion of discount	7,400,000	19,862,000
Sales of oil produced, net of production costs	80,000	191,000
Changes in future development costs	(107,000)	27,173,000
Changes in timing of future production	(15,706,000)	(16,145,000)
Net changes in income taxes	10,874,000	34,969,000
Standardized measure of discounted future net cash flows at the end of the year	$ 28,090,000	$ 55,080,000